Financial Instruments Risk - Credit Risk Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about borrowings [line items]
Insurance coverage for company management	$ 43.9	$ 38.8
Bottom of range
Disclosure of detailed information about borrowings [line items]
Payment terms	30 days
Top of range
Disclosure of detailed information about borrowings [line items]
Payment terms	60 days
Credit risk
Disclosure of detailed information about borrowings [line items]
Accounts receivables from non-government wholesale customers	$ 26.2	22.8
Provision for expected credit losses	0.1	0.7
Credit risk | Provision for credit losses | Trade receivables
Disclosure of detailed information about borrowings [line items]
Financial assets	0.8	1.3
Write-off	$ 0.1	$ 2.1
Credit risk | Trade receivables | One Customer
Disclosure of detailed information about borrowings [line items]
Concentration percentage (or more)	10.00%
Credit risk | Trade receivables | Two Customers
Disclosure of detailed information about borrowings [line items]
Concentration percentage (or more)		10.00%